January 25, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust formerly knowns as Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of our client, the Trust, we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, this Post-Effective Amendment No. 325 and, under the Investment Company Act of 1940, as amended, Amendment No. 328 to the Trust’s Registration Statement on Form N-1A, to register Draco Evolution AI ETF, as a new series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 304-5605 or Wade.Bridge@Practus.com.
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Very truly yours,

/s/ Wade Bridge
On behalf of Practus, LLP

WADE BRIDGE ● PARTNER
11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.304.5605
Practus, LLP ● Wade.Bridge@Practus.com ● Practus.com